Personnel expenses (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of employee benefits expense [abstract]
Salaries		R$ (9,768,305)	R$ (8,350,461)	R$ (9,170,556)
Benefits		(5,911,496)	(4,383,644)	(5,385,133)
Social security charges		(3,470,191)	(2,997,889)	(3,505,290)
Employee profit sharing		(1,803,545)	(1,682,868)	(1,572,472)
Provision for labor claims	[1]	(3,382,750)	(1,289,664)	(927,136)
Training		(190,031)	(166,936)	(162,678)
Total	[2]	R$ (24,526,318)	R$ (18,871,462)	R$ (20,723,265)

[1]	Includes the effect of the calculation methodology refinements. For further information, see Note 36.
[2]	In 2019, it includes R$1,819,232 thousand related to the Voluntary Severance Program (PDV);